Annual Total Returns- JPMorgan Government Bond Fund (R2 R3 R4 R6 Shares) [BarChart] - R2 R3 R4 R6 Shares - JPMorgan Government Bond Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.06%	3.04%	(4.09%)	4.97%	0.47%	1.04%	1.78%	0.12%	6.02%	6.19%